Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Directors fees	$ 1,560	$ 1,994	$ 6,611	$ 7,510
Salaries, wages, consultants and benefits	106,467	173,157	504,836	549,580
Stock-based compensation (Note 9 & 13)	65,705	104,778	155,154	277,348
Software technology development (Note 7)	1,227,647	810,933	3,348,815	2,384,134
Related Party [Member]
Related Party Transaction [Line Items]
Directors fees	1,560	1,994	6,611	7,510
Salaries, wages, consultants and benefits	135,376	169,988	453,413	503,114
Selling and marketing	60,292	14,112	201,541	45,810
Stock-based compensation (Note 9 & 13)	26,411	40,648	60,188	105,030
Software technology development (Note 7)	118,198	59,414	339,217	180,620
Closing balance for the period	$ 341,837	$ 286,156	$ 1,060,970	$ 842,084